Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Schedule of Profit (Loss) Before Tax Arrived After Charging
The Company’s loss before tax is arrived at after charging:

	2022	2021	2020
	US$’000	US$’000	US$’000
Employee benefit expense (including directors’ remuneration):
Wages and salaries	147,385	105,751	70,682
Pension scheme contributions (defined contribution schemes)	5,057	2,257	640
Equity-settled share-based compensation expense	34,338	20,158	4,760